Group Accounting Policies - IFRS 15 (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Application of new accounting standards
Tax expense (income), continuing operations		$ (57)	$ (641)	$ 146
Retained earnings		5,683	8,221	8,140
Externalisation Revenue		1,041	$ 2,313	$ 1,683
IFRS 15
Application of new accounting standards
Contract liabilities	$ 133
Contract assets	20
Tax expense (income), continuing operations	22
Retained earnings	$ (91)
Externalisation Revenue		$ 27